Stockholders’ Equity/(Deficit) (Details Narrative) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Aug. 03, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares authorized	3,000	3,000	3,000
Common stock par value	$ 0.01	$ 0.01	$ 0.01
Shares issued	3,000
Three Founders [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued	1,000